Federated Mid-Cap Index Fund
Federated Mini-Cap Index Fund
Class C Shares
Institutional Shares

Portfolios of Federated Index Trust

---------------------------------------------------------------------------

Supplement to current Prospectuses dated December 31, 2005.

      Under the section entitled "Portfolio Management Information" please delete the following in its entirety:


Vincent J. Costa, Jeffrey L. Russo, Debra L. Jelilian


Subject to the oversight of the Manager, Merrill Lynch Investment Managers, L.P. ("MLIM") Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The members of the team are Vincent J. Costa, CFA, Jeffrey L. Russo, CFA and Debra L. Jelilian. The team is jointly responsible for the day-to-day management of the Fund's portfolio. Mr. Costa is the overall investment supervisor for the Fund, and Mr. Russo and Ms. Jelilian are primarily responsible for the day to day management of the Fund's investments. Mr. Costa has been a Managing Director of MLIM since 2005 and was a Director of MLIM from 1999 to 2005, and has been a member of the Fund's management team since 2004. He is MLIM's Head of Quantitative Investments and has over eighteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of MLIM since 2004, and was a Vice President thereof from 1999 to 2004, and has been a member of the Fund's management team since 2000. Mr. Russo has ten years' experience as a portfolio manager and trader. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Fund's management team since 2000. Ms. Jelilian has thirteen years' experience in investing and in managing index investments.


And replace it with the following:

Debra L. Jelilian, Jeffrey L. Russo, CFA,

Subject to the oversight of the Manager, Merrill Lynch Investment Managers, L.P. ("MLIM") Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Debra
L. Jelilian and Jeffrey L. Russo, CFA , who are members of the Investment Adviser's Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are primarily responsible for the day-to-day management of each Fund's portfolio and the selection of each Fund's investments. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Funds' management team since 2000. Ms. Jelilian has fourteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of the MLIM since 2004, and was a Vice President thereof from 1999 to 2004. He has been a member of the Funds' management team since 2000. Mr. Russo has eleven years' experience as a portfolio manager and trader.


                                                      June 14, 2006



Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601
Cusip 31420E205

34995 (6/06)



Federated Mid-Cap Index Fund
Federated Mini-Cap Index Fund
Class C Shares
Institutional Shares

Portfolios of Federated Index Trust

------------------------------------------------------------------------------

Supplement to current Statements of Additional Information dated December 31, 2005.

      Under the section entitled "Portfolio Management Information" please delete all references and information regarding Vincent J. Costa.



















                                                      June 14, 2006



Federated Securities Corp., Distributor

Cusip 31420E205
Cusip 31420E304
Cusip 31420E601

34997 (6/06)



Federated Max-Cap Index Fund
Class C Shares
Class K Shares
Institutional Shares
Institutional Service Shares

A portfolio of Federated Index Trust

------------------------------------------------------------------------------

Supplement to current prospectus dated December 31, 2005.

      Under the section entitled "Portfolio Management Information" please delete the following in its entirety:

Vincent J. Costa, Jeffrey L. Russo, Debra L. Jelilian


Subject to the oversight of the Manager, Merrill Lynch Investment Managers, L.P. ("MLIM") Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The members of the team are Vincent J. Costa, CFA, Jeffrey L. Russo, CFA and Debra L. Jelilian. The team is jointly responsible for the day-to-day management of the Fund's portfolio. Mr. Costa is the overall investment supervisor for the Fund, and Mr. Russo and Ms. Jelilian are primarily responsible for the day to day management of the Fund's investments. Mr. Costa has been a Managing Director of MLIM since 2005 and was a Director of MLIM from 1999 to 2005, and has been a member of the Fund's management team since 2004. He is MLIM's Head of Quantitative Investments and has over eighteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of MLIM since 2004, and was a Vice President thereof from 1999 to 2004, and has been a member of the Fund's management team since 2000. Mr. Russo has ten years' experience as a portfolio manager and trader. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Fund's management team since 2000. Ms. Jelilian has thirteen years' experience in investing and in managing index investments.


And replace it with the following:

Leon Roisenberg, Debra L. Jelilian, Jeffrey L. Russo, CFA,

Subject to the oversight of the Manager, Merrill Lynch Investment Managers, L.P. ("MLIM") Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Leon Roisenberg, Debra L. Jelilian and Jeffrey L. Russo, CFA , who are members of the Investment Adviser's Quantitative Index Management Team. The team is jointly responsible for the day-to-day management of the Fund's portfolio. Mr. Roisenberg has been a Director of MLIM since he joined the firm in April of 2001, and has been a member of the Funds' management team since that date. Prior to joining MLIM, Mr. Roisenberg was employed at J.P. Morgan Investment Management. He has seventeen years' experience in investments. Mr. Russo has been a Director of the MLIM since 2004, and was a Vice President thereof from 1999 to 2004. He has been a member of the Funds' management team since 2000. Mr. Russo has eleven years' experience as a portfolio manager and trader.
 Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Funds' management team since 2000. Ms. Jelilian has fourteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of the MLIM since 2004, and was a Vice President thereof from 1999 to 2004. He has been a member of the Funds' management team since 2000. Mr. Russo has eleven years' experience as a portfolio manager and trader.
                                                      June 14, 2006

Federated Securities Corp., Distributor

Cusip 31402E106
Cusip 31402E403
Cusip 31402E502
Cusip 31402E809
34993 (6/06)



Federated Max-Cap Index Fund

A portfolio of Federated Index Trust

------------------------------------------------------------------------------

Supplement to current Statement of Additional Information dated December 31,
2005.

      Under the section entitled "Portfolio Management Information" please delete the following:

                                Number of Other Accounts Managed                       Number of Accounts and Assets for
                                    and Assets by Account Type                      Which Advisory Fee is Performance-Based

Name of                 Registered       Other Pooled    Other accounts       Registered       Other Pooled              Other
Investment Adviser      Investment        Investment                          Investment        Investment              accounts
and Portfolio Manager   Companies          Vehicles                           Companies          Vehicles
Vincent J. Costa            27                23              23                 2*                 2                     2
                      $21,693,468,323   $7,168,072,464   $25,654,730,728    $1,010,175,500     $774,966,055         $1,382,983,868
Jeffrey L. Russo            27                23              23                 2*                 2                     2
                      $21,693,468,323   $7,168,072,464   $25,654,730,728    $1,010,175,500     $774,966,055         $1,382,983,868
Debra L. Jelilian           27                23              23                 2*                 2                     2
                      $21,693,468,323   $7,168,072,464   $25,654,730,728    $1,010,175,500     $774,966,055         $1,382,983,868

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

Fund Ownership
Each portfolio manager owned no shares of the Fund as of the fiscal year ended December 31, 2004.

Portfolio Manager Compensation
The Portfolio Manager Compensation Program of Merrill Lynch Investment Managers and its affiliates ("MLIM") is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program
The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate--both up and down--with the relative investment performance of the portfolios that they manage.

Base Salary
Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation
MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, MLIM portfolio manager incentive compensation is derived based on portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

Cash Bonus
Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus
A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods.
The ultimate value of stock bonuses is dependent on future Merrill Lynch stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio managers therefore have a direct incentive to protect Merrill Lynch's reputation for integrity.

Other Benefits
Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

Potential Material Conflicts of Interest
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a portfolio's portfolio management team. Investment decisions for a portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a portfolio. Purchase and sale orders for a portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the portfolio.

To the extent that the portfolio's portfolio management team has responsibilities for managing accounts in addition to the portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

AND REPLACE IT WITH THE FOLLOWING:


                               Number of Other Accounts Managed                Number of Accounts and Assets for Which Advisory
Name of Investment                 and Assets by Account Type                                Fee is Performance-Based
Adviser and Portfolio
Manager
                       Registered         Other Pooled                           Registered       Other Pooled
                       Investment      Investment Vehicles                       Investment        Investment     Other Accounts
                       Companies                               Other Accounts    Companies         Vehicles
Leon Rosenberg             3                 12                     11              0                2*                1
                      $913,869,244      $3,233,458,399         $5,296,033,742                   $1,208,658,560    $726,053,868
Jeffrey L. Russo          16                 26                     34              1*               2*                2
                      $5,594,690,363    $12,882,317,215        $41,678,946,203  $192,922,183    $1,208,658,560    $1,944,982,435
Debra L. Jelilian         13                 14                     23              0                0                 1
                      $5,912,795,523    $9,648,858,816         $36,382,912,460                                    $1,218,928,567

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

Fund Ownership

Each portfolio manager owned no shares of the Fund as of April 30, 2006.

Portfolio Manager Compensation

The Portfolio Manager Compensation Program of Merrill Lynch Investment Managers and its affiliates ("MLIM") is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program

The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

    Base Salary

    Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

    Performance-Based Compensation

    MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, MLIM portfolio manager incentive compensation is derived based on portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

    Cash Bonus

    Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

    Stock Bonus

    A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods.

    The ultimate value of stock bonuses is dependent on future Merrill Lynch stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

    Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio managers therefore have a direct incentive to protect Merrill Lynch's reputation for integrity.

    Other Benefits

    Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a portfolio's portfolio management team. Investment decisions for a portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a portfolio. Purchase and sale orders for a portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the portfolio.

To the extent that the portfolio's portfolio management team has responsibilities for managing accounts in addition to the portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

      In some cases, a real, potential or apparent conflict may also arise where (i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or
(ii) where a member of a portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.



                                                      June 14, 2006

Federated Securities Corp., Distributor
Cusip 31402E106
Cusip 31402E403
Cusip 31402E502
Cusip 31402E809

34994 (6/06)